N-2	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key	0000919893
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Templeton Dragon Fund, Inc.
Document Period End Date	Jun. 30, 2026